Guarantees - Carrying Value and Maximum Exposure to Loss (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Guarantor Obligations [Line Items]
Carrying value of obligation (asset)		$ (331)	$ (256)
Maximum exposure to loss, Expires in one year or less		27,879	31,417
Maximum exposure to loss, Expires after one year through three years		16,500	19,721
Maximum exposure to loss, Expires after three years through five years		5,188	7,336
Maximum exposure to loss, Expires after five years		17,177	16,521
Maximum exposure to loss		$ 66,744	74,995
Percentage share of losses owed on loans and MHFS sold with recourse (up to 33.33%)		33.33%
Card transaction volume		$ 1,400,000
Description of guarantees given by registrant		The Parent fully and unconditionally guarantees the payment of principal, interest, and any other amounts that may be due on securities that its 100% owned finance subsidiary, Wells Fargo Finance LLC, may issue.
Liabilities	[1]	$ 1,769,243	1,739,571
Non-investment grade [Member]
Guarantor Obligations [Line Items]
Maximum exposure to loss		32,946	36,934
Written options [Member]
Guarantor Obligations [Line Items]
Carrying value of obligation (asset)		(538)	(345)
Maximum exposure to loss, Expires in one year or less		12,735	17,088
Maximum exposure to loss, Expires after one year through three years		7,972	10,869
Maximum exposure to loss, Expires after three years through five years		889	2,341
Maximum exposure to loss, Expires after five years		58	273
Maximum exposure to loss		21,654	30,571
Written options [Member] | Non-investment grade [Member]
Guarantor Obligations [Line Items]
Maximum exposure to loss		13,394	18,113
Standby letters of credit [Member]
Guarantor Obligations [Line Items]
Carrying value of obligation (asset)		156	36
Maximum exposure to loss, Expires in one year or less		11,977	11,569
Maximum exposure to loss, Expires after one year through three years		4,962	4,460
Maximum exposure to loss, Expires after three years through five years		1,897	2,812
Maximum exposure to loss, Expires after five years		433	467
Maximum exposure to loss		19,269	19,308
Standby letters of credit [Member] | Non-investment grade [Member]
Guarantor Obligations [Line Items]
Maximum exposure to loss		7,528	7,104
Direct pay letters of credit [Member]
Guarantor Obligations [Line Items]
Carrying value of obligation (asset)		18	0
Maximum exposure to loss, Expires in one year or less		2,256	1,861
Maximum exposure to loss, Expires after one year through three years		2,746	3,815
Maximum exposure to loss, Expires after three years through five years		531	824
Maximum exposure to loss, Expires after five years		39	105
Maximum exposure to loss		5,572	6,605
Direct pay letters of credit [Member] | Non-investment grade [Member]
Guarantor Obligations [Line Items]
Maximum exposure to loss		1,102	1,184
Loans and LHFS sold with recourse [Member]
Guarantor Obligations [Line Items]
Carrying value of obligation (asset)		33	52
Maximum exposure to loss, Expires in one year or less		177	114
Maximum exposure to loss, Expires after one year through three years		819	576
Maximum exposure to loss, Expires after three years through five years		1,870	1,356
Maximum exposure to loss, Expires after five years		9,723	10,050
Maximum exposure to loss		12,589	12,096
Loans and LHFS sold with recourse [Member] | Non-investment grade [Member]
Guarantor Obligations [Line Items]
Maximum exposure to loss		10,332	9,835
Exchange and clearing house guarantees [Member]
Guarantor Obligations [Line Items]
Carrying value of obligation (asset)		0	0
Maximum exposure to loss, Expires in one year or less		0	0
Maximum exposure to loss, Expires after one year through three years		0	0
Maximum exposure to loss, Expires after three years through five years		0	0
Maximum exposure to loss, Expires after five years		5,510	4,817
Maximum exposure to loss		5,510	4,817
Exchange and clearing house guarantees [Member] | Non-investment grade [Member]
Guarantor Obligations [Line Items]
Maximum exposure to loss		0	0
Other guarantees and indemnifications [Member]
Guarantor Obligations [Line Items]
Carrying value of obligation (asset)		0	1
Maximum exposure to loss, Expires in one year or less		734	785
Maximum exposure to loss, Expires after one year through three years		1	1
Maximum exposure to loss, Expires after three years through five years		1	3
Maximum exposure to loss, Expires after five years		1,414	809
Maximum exposure to loss		2,150	1,598
Other guarantees and indemnifications [Member] | Non-investment grade [Member]
Guarantor Obligations [Line Items]
Maximum exposure to loss		590	698
Third party clearing indemnifications [Member]
Guarantor Obligations [Line Items]
Third-party clearing customer obligations		144	80
Collateral provided to third-party clearing agents		1,200	696
Other commitments and guarantees [Member] | Wells Fargo Finance, LLC [Member]
Guarantor Obligations [Line Items]
Liabilities		$ 2,300	$ 1,600

[1]	Our consolidated liabilities at December 31, 2020 and 2019, include the following VIE liabilities for which the VIE creditors do not have recourse to Wells Fargo: Long-term debt, $203 million and $587 million; All other liabilities, $900 million and $639 million; and Total liabilities, $1.1 billion and $1.2 billion, respectively. Prior period balances have been conformed to current period presentation.